Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 2,545,823	$ 2,294,679
Trade receivables, net	588,949	3,494,701
Other current assets and prepaid expenses	267,019	322,449
Inventories	2,861,088	2,609,314
Total current assets	6,262,879	8,721,143
NON-CURRENT ASSETS:
Restricted deposits	47,271	40,553
Property, plant and equipment, net	313,772	407,430
Severance pay fund	224,306	175,463
Operating lease right-of-use assets	356,264	475,515
Total non-current assets	941,613	1,098,961
Total assets	7,204,492	9,820,104
CURRENT LIABILITIES:
Short term bank credit	2,001,495	9,345
Trade payables	631,472	1,156,567
Other current liabilities	1,082,317	1,532,493
Total current liabilities	3,985,903	3,250,618
NON-CURRENT LIABILITIES:
Non-current operating lease liabilities	155,330	268,800
Convertible promissory notes	1,958,304
Accrued severance pay	503,372	440,295
Total non-current liabilities	2,617,006	754,438
Total liabilities	6,602,909	4,005,056
COMMITMENT AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Ordinary Shares, no par value - Authorized: 100,000,000 shares at December 31, 2025 and 2024; Issued: 8,194,306 and 8,104,180 shares at December 31, 2025 and 2024, respectively; Outstanding: 8,073,591 and 7,983,465 shares at December 31, 2025 and 2024, respectively
Treasury shares at cost (120,715 Ordinary Shares at December 31, 2025 and 2024)	(119,536)	(119,536)
Additional paid-in capital	18,266,456	18,070,599
Accumulated deficit	(17,545,337)	(12,136,015)
Total shareholders’ equity	601,583	5,815,048
Total liabilities and shareholders’ equity	7,204,492	9,820,104
Related Party
CURRENT LIABILITIES:
Current liabilities from related parties	270,619	552,213
NON-CURRENT LIABILITIES:
Non-current loans from related parties		$ 45,343